Description of Business	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Description of Business

1. DESCRIPTION OF BUSINESS

Nature of Operations:

Titan Medical Inc’s (the “Company”) business continues to be in the research and development stage and is focused on the continued research and development of the next generation surgical robotic platform. In the near term, the Company will continue efforts to complete product development and proceed to pre-clinical and confirmatory human studies and satisfaction of appropriate regulatory requirements. Upon receipt of regulatory approvals, the Company will transition from the research and development stage to the commercialization stage. The completion of these latter stages will be subject to the Company receiving additional funding in the future.

The Company is incorporated in Ontario, Canada in accordance with the Business Corporations Act. The address of the Company’s corporate office and its principal place of business is Toronto, Canada.

Basis of Preparation:

(a) Statement of Compliance

These financial statements for the year ended December 31, 2018 and December 31, 2017 have been prepared in accordance with International Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The financial statements were authorized for issue by the Board of Directors on February 13, 2019.

(b) Basis of Measurement

These financial statements have been prepared on the historical cost basis except for the revaluation of the warrant liability, which is measured at fair value.

(c) Functional and Presentation Currency

These financial statements are presented in United States dollars (“U.S.”), which is the Company’s functional and presentation currency.